SHARE BASED COMPENSATION - Fixed stock options (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€) Options	Dec. 31, 2024 EUR (€) $ / shares	Dec. 31, 2024 EUR (€) shares
SHARE BASED COMPENSATION
Issuance of share capital upon exercise of stock options	€ 50	€ 364
Cash proceeds upon exercise of fixed stock options	€ 50	364
FSOs
SHARE BASED COMPENSATION
Granted (in shares)	0		185,000		185,000
Granted (in CAD per share) | $ / shares				$ 6.47
Fair value of options granted		393	€ 393	$ 393	€ 393
Share-based compensation charge	€ 226	308
Issuance of share capital upon exercise of stock options (in shares) | shares	35,000				156,107
Issuance of share capital upon exercise of stock options	€ 94	243
Cash proceeds upon exercise of fixed stock options	€ 50	€ 364